Long-Term Debt - Additional Information - Norwegian Kroner Bonds (Detail) NOK in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 NOK	Dec. 31, 2015 USD ($)	Jan. 31, 2014 NOK	Jan. 31, 2013 NOK	Jan. 31, 2012 NOK
Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		$ 113.1
Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK			NOK 1,000
Marginal rate added for interest paid	4.25%
Reference rate for the variable rate of the debt instrument	NIBOR
Norwegian kroner bond [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		147.0		NOK 1,300
Norwegian Kroner Bond due in 2016 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK	NOK 500
Marginal rate added for interest paid	4.00%
Reference rate for the variable rate of the debt instrument	NIBOR
Norwegian Kroner Bonds due through 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK	NOK 800
Marginal rate added for interest paid	4.75%
Reference rate for the variable rate of the debt instrument	NIBOR
Norwegian Kroner Bond due in 2017 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		$ 67.8
Norwegian Kroner Bond due in 2017 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK					NOK 600
Marginal rate added for interest paid	5.75%
Reference rate for the variable rate of the debt instrument	NIBOR
Interest Rate Swaps [Member] | Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Fixed interest rates based on interest rate swaps	6.42%	6.42%
Debt instrument transfer of principal amount		$ 162.2
Interest Rate Swaps [Member] | Norwegian Kroner Bond due in 2016 [Member]
Debt Instrument [Line Items]
Fixed interest rates based on interest rate swaps	4.94%	4.94%
Debt instrument transfer of principal amount		$ 89.7
Interest Rate Swaps [Member] | Norwegian Kroner Bonds due through 2018 [Member]
Debt Instrument [Line Items]
Fixed interest rates based on interest rate swaps	6.07%	6.07%
Debt instrument transfer of principal amount		$ 143.5
Interest Rate Swaps [Member] | Norwegian Kroner Bond due in 2017 [Member]
Debt Instrument [Line Items]
Fixed interest rates based on interest rate swaps	7.49%	7.49%
Debt instrument transfer of principal amount		$ 101.4